INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of provision for income taxes

 The provision for income tax is as follows (in RMB thousands):

	Years ended December 31,
	2011	2012	2013
Income tax provision:
Current	1,498	8,484	3,289
Deferred	(395)	(5,771)	(5,621)

Total	1,103	2,713	(2,332)

Schedule of deferred tax assets and liabilities arise from tax impact of significant temporary differences

      The following table presents the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities as of December 31, 2012 and 2013 (in RMB thousands):

	December 31,
	2012	2013
Current
Deferred tax assets:
Allowance for doubtful accounts	4,333	5,543
Deferred revenue	838	1,898
Accrued expense and payroll	35,050	39,266
Advertising expense	861	479
Net operating loss carry forwards	—	—

Total deferred tax assets	41,082	47,186
Less: valuation allowance	(36,202)	(37,556)

Net deferred tax assets—current	4,880	9,630

Non-current
Deferred tax assets:
Net operating loss carry forwards	126,341	144,678
Intangible assets and property and equipment	5,599	4,695

Total deferred tax assets	131,940	149,373
Less: valuation allowance	(131,940)	(149,373)

	—	—

Deferred tax liabilities:
Intangible assets and property and equipment	(16,652)	(15,781)

Net deferred tax liabilities—non-current	(16,652)	(15,781)

Schedule of movement of the valuation allowance for net deferred tax assets

 The following table sets forth the movements of the valuation allowance for net deferred tax assets for the years presented (in RMB thousands):

	Years ended December 31,
	2011	2012	2013
Balance at beginning of the year	(62,628)	(152,872)	(168,142)
Write-back/(provision) for the year	(90,244)	(15,270)	(18,787)

Balance at end of the year	(152,872)	(168,142)	(186,929)

Schedule of reconciliation of income tax at the statutory income tax rate to the Group's effective tax rate

	Years ended December 31,
	2011	2012	2013
Statutory income tax rates	(25.0)%	(25.0)%	(25.0)%
Effect of preferential tax rate	(1.0)%	0.2%	0.0%
Effect of income tax rate changes	(0.6)%	0.0%	(2.3)%
Changes in valuation allowance	26.6%	31.2%	24.9%
Effect of goodwill impairment loss	2.3%	5.7%	5.8%
Effect of fair value changes	(1.9)%	(6.3)%	(6.2)%
Others	0.0%	(0.1)%	0.2%

Effective tax rate	0.4%	5.7%	(2.6)%